Stockholders’ Loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Stockholders’ Loans

Note 8 - Stockholders’ Loans

A. The 2015 loans

In 2015, certain of the Company’s stockholders granted loans to the Company to finance its ongoing operation (hereinafter: the “2015 Loans”). These loans bear interest at an annual rate ranging in 2024 and 2023 from 5.18% to 2.9%. Under the original loan terms, the aggregate loan amount is payable to the lenders by the Company only upon the approval of the Company’s board of directors that the Company’s profits reached an amount of US$500 thousand and upon such terms and in such installments as shall be determined by the Company’s board of directors.

In March 2020, the Company and the lender agreed to amend the terms of the 2015 Loans and the repayment date was extended to December 31, 2023. On March 1, 2024, the Company and the lenders agreed to extend the repayment date to December 31, 2025.

On July 4, 2024 the Company and one of the lenders agreed to repay US$3 thousand from the total loan amount.

As of December 31, 2024, and 2023, the carrying amounts of the 2015 Loans were US$31 thousand and US$ 34 thousand, respectively.

B. The 2017 loans

In 2017, one of the Company’s stockholders provided the Company with a loan to finance its ongoing operation (hereinafter: the “2017 Loan”). This loan bears interest at annual rate ranging in 2024 and 2023 from 5.18% to 2.9% annually. Under the original loan terms, the aggregate loan amount was repayable by the Company upon the closing of an investment in the Company with proceeds greater than US$500 thousand.

In March 2020, the Company and the lender agreed to amend the terms of the 2017 Loan and the repayment date was extended to December 31, 2023. On March 1, 2024, the Company and the lender agreed to extend the repayment date to December 31, 2025.

As of December 31, 2024, and 2023, the carrying amounts of the 2017 Loan were US$4 thousand.

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 8 - Stockholders’ Loans (cont’d)

C.	Convertible Loan

On March 6, 2018, certain of the Company’s stockholders entered with the Company into a convertible bridge loan agreement (the “2018 CLA”).

In accordance with 2018 CLA, the loan bears interest at a rate per annum equal to three percent (3%) compounded and accrued annually, and was originally repayable on December 31, 2018, or later date as determined by the stockholders representing more than 80% of IR. Med, Ltd.’s issued and outstanding shares who has also provided loans with terms similar to the terms of the agreement (‘Majority Lenders”), unless earlier converted to shares.

The CLA included certain scenarios in which the loan may be converted (“Optional conversion”), and certain scenarios in which the loan is automatically converted (“Mandatory conversion”).

In case of an Exit event, as described in the 2018 CLA, the loan and all accrued interest will be either converted to shares or repaid at 200% of the outstanding amount all as per the Majority lenders decision.

The Company recorded the loan amount as a liability, applying the accounting guidance in ASC 835-30. The embedded derivatives identified by the Company relating to the Exit event and Optional conversion were estimated by the Company as immaterial amounts.

In late 2018, the Majority Lenders agreed to defer the repayment date of the loan to a later date, after December 31, 2019. During 2018 and 2019 the convertible loan was not converted into shares.

In March 2020, the Company and the lenders agreed to amend and restate the 2018 CLA (“the Amended CLA”) pursuant to which the lenders waived any and all rights to convert their respective outstanding loan amounts, and the repayment date was set to December 31, 2023. In addition, in case of an Exit event, as described in the Amended CLA, the loan and all accrued interest will be fully repaid immediately following the exit event.

On March 1, 2024, the Company and the lenders agreed to extend the repayment date to December 31, 2025.

On July 4, 2024, the Company and one lender agreed to repay US$2 thousand from the total loan amount.

Financing expenses recorded in respect of the loans during 2024 and 2023 were US$3 thousand .

As of December 31, 2024, and 2023, the carrying amounts of the loans were US$122 thousand and US$ 123 thousand, respectively.

IR-Med, Inc.

Notes to the Consolidated Financial Statements